Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	$ 72,894	¥ 517,542	¥ 414,634
Restricted cash	3,827	27,169	42,109
Short-term investments	1,013	7,195	212,003
Accounts receivable, net (Allowance for credit losses of RMB 16,762 and RMB 35,159, respectively)	9,058	64,312	94,111
Advance to suppliers	1,980	14,058	32,738
Inventories, net	6,016	42,716	54,651
Prepaid expenses and other current assets (Allowance for credit losses of RMB 14,510 and RMB 13,017, respectively)	18,908	134,247	362,065
Total current assets	113,888	808,600	1,212,513
Non-current assets:
Property, equipment and software, net	24,712	175,451	168,928
Long-term Investments	51,291	364,159	414,325
Deferred tax assets
Operating lease right of use assets, net	2,325	16,507	231
Other non-current assets (Allowance for credit losses of RMB 2,091 and RMB 22,213, respectively)	26,630	189,067	96,414
Assets, Noncurrent	104,958	745,184	679,898
Total assets	218,846	1,553,784	1,892,411
Current liabilities (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the primary beneficiary of RMB 399,285 and RMB 250,879 as of December 31, 2022 and 2023, respectively)
Accounts payable	13,631	96,782	138,903
Deferred revenue	1,326	9,412	21,748
Incentive payables to members	17,590	124,889	207,331
Member management fees payable	616	4,373	11,087
Other payable and accrued liabilities	15,381	109,200	145,527
Operating Lease, Liability, Current	476	3,376	1,162
Total current liabilities	49,518	351,567	536,366
Non-current liabilities
Operating lease liabilities non-current	1,566	11,122	145
Deferred tax liabilities
Total non-current liabilities	1,566	11,122	145
Liabilities	51,084	362,689	536,511
Commitments and contingencies (Note 27)
Shareholders’ equity
Ordinary shares (US$0.000005 par value 20,000,000,000 shares authorized as of December 31, 2020 and 2021; 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares issued as of December 31, 2020 and 2021; 1,183,305,412 and 1,196,575,392 Class A ordinary shares and 949,960,000 and 949,960,000 Class B ordinary shares outstanding as of December 31, 2020 and 2021, respectively)	10	70	70
Additional paid-in capital	1,032,223	7,328,680	7,333,144
Statutory reserve	2,289	16,254	16,078
Accumulated other comprehensive income/(loss)	12,013	85,291	63,113
Less: Treasury stock (25,525,810 and 12,255,830 shares as of December 31, 2020 and 2021, respectively)	(16,353)	(116,108)	(98,709)
Accumulated deficit	(862,543)	(6,123,971)	(5,958,666)
Total Yunji Inc. shareholders' equity	167,639	1,190,216	1,355,030
Non-controlling interests	123	879	870
Total shareholders' equity	167,762	1,191,095	1,355,900
Total liabilities and shareholders' equity	218,846	1,553,784	1,892,411
Related Party [Member]
Current assets:
Amounts due from related parties	192	1,361	202
Current liabilities (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the primary beneficiary of RMB 399,285 and RMB 250,879 as of December 31, 2022 and 2023, respectively)
Amounts due to related parties	$ 498	¥ 3,535	¥ 10,608